Consolidated Balance Sheets (Parenthetical) - ZAR / shares	Dec. 31, 2015	Dec. 31, 2014
Share capital, authorized ordinary shares	1,000,000,000	1,000,000,000
Share capital, par value	ZAR 0.5	ZAR 0.5
Share capital, Shares issued	776,594,162	771,416,491